Operating Assets and Liabilities	6 Months Ended
Jun. 30, 2018
Operating Assets and Liabilities
Operating Assets and Liabilities

Section 4—Operating Assets and Liabilities

4.1 Prepaid expenses

	June 30, 2018	December 31, 2017
	USD `000	USD `000
Insurance	209	421
Other	60	81

Total	269	502

4.2 Other receivables

	June 30, 2018	December 31, 2017
	USD `000	USD `000
Value added tax receivables (“VAT”)	253	513
Other receivables	6	5

Total	259	518

4.3 Equipment

The Company announced on March 1, 2017 a plan to reduce costs and wind-down research and development efforts of FP187 ®. In connection with winding down of research and development efforts, certain equipment that had been used in the development of FP187  ® was deemed impaired. Accordingly, during the six-month period ended June 30, 2017, the Group recognized an impairment expense of $208,000 that is included within research and development costs.

4.4 Accrued liabilities

	June 30, 2018	December 31, 2017
	USD `000	USD `000
Amounts due to equity award holders	83	11,757
Professional advisors	794	910
Other	269	376

Total	1,146	13,043